OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER NON-CURRENT LIABILITIES
Warranty-non-current	¥ 9,547,294		¥ 8,589,498
Refundable payment from franchised stores-non-current	150,547		379,021
Other non-current liabilities	¥ 9,697,841	$ 1,328,599	¥ 8,968,519